Loss of Control of Canmart Ltd - Schdule of Carrying Amounts of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	May 30, 2025
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash	$ 755,238	$ 503,562
Accounts receivable (note 6)	1,655,084	1,399,977
Prepayments	388,311	1,698,022
Property, plant and equipment (note 8)	3,482,379	2,365,831
Intangible assets (note 10)
Total assets	6,434,175	6,195,555
Trade and other payables	3,575,873	3,309,037
Total liabilities	$ 22,906,695	$ 18,185,992
Canmart Ltd [Member]
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash			$ 174
Accounts receivable (note 6)			78,737
Prepayments			62,461
Loan receivables (note 11)			592,713
Property, plant and equipment (note 8)			3,067
Intangible assets (note 10)			17,009
Total assets			754,161
Trade and other payables			766,986
Total liabilities			766,986
Net liabilities			$ (12,825)